Debt Debt (Tables)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
he Company’s long-term debt consists of Senior Notes, bank loans and financing obligations summarized as follows (in thousands):

	September 30, 2019	December 31, 2018
Unsecured Senior Notes	$—	$73,625

Credit Facilities:
$330 Million Credit Facility	—	140,677
$42 Million Credit Facility	—	14,105
$12.5 Million Credit Facility	8,813	9,400
$27.3 Million Credit Facility	9,008	9,008
$85.5 Million Credit Facility	47,594	78,972
$38.7 Million Credit Facility	32,400	35,100
$12.8 Million Credit Facility	11,900	12,325
$30.0 Million Credit Facility	27,753	29,420
$60.0 Million Credit Facility	27,138	58,797
$184.0 Million Credit Facility	168,916	180,229
$34.0 Million Credit Facility	32,179	34,000
$90.0 Million Credit Facility	82,100	90,000
$19.6 Million Lease Financing - SBI Rumba	17,191	18,101
$19.0 Million Lease Financing - SBI Tango	17,593	18,451
$19.0 Million Lease Financing - SBI Echo	17,671	18,481
$20.5 Million Lease Financing - SBI Hermes	19,372	20,299
$21.4 Million Lease Financing - SBI Samba	20,726	—
CMBFL Lease Financing	115,688	—
$45.0 Million Lease Financing - SBI Virgo & SBI Libra	40,783	—
AVIC Lease Financing	112,183	—
Total bank loans and financing obligations outstanding	809,008	767,365
Less: Current portion	(67,465)	(66,156)
	$741,543	$701,209

(amounts in thousands)	September 30, 2019			December 31, 2018
	Current	Non-current	Total	Current	Non-current	Total
Total debt, gross	$67,465	$741,543	$809,008	$139,781	$701,209	$840,990
Unamortized deferred financing costs	(1,147)	(10,064)	(11,211)	(1,624)	(10,801)	(12,425)
Total debt, net	$66,318	$731,479	$797,797	$138,157	$690,408	$828,565

Schedule of Long-term Debt Instruments [Table Text Block]
Secured Credit Facilities
The Company has 10 credit agreements with banks in place, which are collateralized by the Company’s vessels. The following is a summary of those credit agreements as of September 30, 2019:

($000’s)	$12.5 Million Credit Facility	$27.3 Million Credit Facility	$85.5 Million Credit Facility	$38.7 Million Credit Facility	$12.8 Million Credit Facility	$30.0 Million Credit Facility	$60.0 Million Credit Facility	$184.0 Million Credit Facility	$34.0 Million Credit Facility	$90.0 Million Credit Facility
Date of Agreement	December 22, 2015	December 22, 2015	December 5, 2017	December 13, 2017	June 21, 2018	September 13, 2018	September 11, 2018	September 21, 2018	October 3, 2018	November 8, 2018

Total Vessels Financed
Kamsarmax	—	—	—	—	1	2	—	6	2	—
Ultramax	1	1	4	3	—	—	2	6	—	6

Interest Rate-LIBOR+	3.000%	2.950%	2.850%	2.850%	2.400%	2.200%	2.250%	2.400%	2.350%	2.350%

Commitment Fee	—%	1.180%	1.140%	0.998%	0.960%	0.880%	0.900%	0.960%	1.175%	1.000%

Maturity Date	December 22, 2020	5 years from each drawdown	February 15, 2023	December 13, 2022	June 15, 2023	September 18, 2023	September 14, 2023	September 21, 2023	October 3, 2025	November 8, 2023

Amount outstanding	8,813	9,008	47,594	32,400	11,900	27,753	27,138	168,916	32,179	82,100

Carrying Value of Vessels Collateralized	27,877	28,600	86,859	56,646	26,568	59,787	51,929	338,214	54,229	159,605

Amount Available	—	—	—	—	1,398	2,585	2,862	17,448	3,000	8,706

Interest And Finance Costs [Table Text Block]

	Nine Months Ended September 30,
(amounts in thousands)	2019	2018
Interest expense	$34,188	$28,825
Amortization of deferred financing costs	5,941	6,483
Write-off of deferred financing costs	446	—
Change in the fair value of interest rate caps	219	(144)
Other	219	348
Financial expense, net	$41,013	$35,512